SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	25.00%	25.00%	25.00%